Fair values of financial instruments - Carrying Value and Estimated Fair Value of our Financial Instrument at Amortized Cost (Details) - Secured debt - USD ($) $ in Millions	Dec. 31, 2023	Aug. 31, 2023	Aug. 01, 2023	Jul. 31, 2023	Dec. 31, 2022
$575 million secured bond in issue
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, face amount	$ 575	$ 575	$ 75	$ 500
Level 1 | Fair value | $575 million secured bond in issue
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	597				$ 0
Level 1 | Carrying value | $575 million secured bond in issue
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	558				0
Level 3 | Fair value | $575 million secured bond in issue
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	0				284
Level 3 | Fair value | First Lien Senior Secured (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	0				195
Level 3 | Fair value | Unsecured Convertible Bond - debt component (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	49				46
Level 3 | Carrying value | $575 million secured bond in issue
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	0				284
Level 3 | Carrying value | First Lien Senior Secured (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	0				184
Level 3 | Carrying value | Unsecured Convertible Bond - debt component (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability subject to compromise - Secured credit facilities	$ 50				$ 50